Portfolio of investments—June 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 83.00%
Consumer discretionary: 0.16%
Distributors: 0.16%
Genuine Parts Co.	20,000	$2,426,200
Energy: 14.48%
Energy equipment & services: 3.80%
Baker Hughes Co. Class A	750,000	28,755,000
Schlumberger NV	880,000	29,744,000
		58,499,000
Oil, gas & consumable fuels: 10.68%
Cheniere Energy, Inc.	195,000	47,486,400
Devon Energy Corp.	700,000	22,267,000
EOG Resources, Inc.	180,000	21,529,800
EQT Corp.	110,000	6,415,200
ONEOK, Inc.	350,000	28,570,500
Targa Resources Corp.	220,000	38,297,600
		164,566,500
Health care: 2.78%
Biotechnology: 2.00%
BioMarin Pharmaceutical, Inc.†	100,000	5,497,000
Neurocrine Biosciences, Inc.†	195,000	24,509,550
Sarepta Therapeutics, Inc.†	50,000	855,000
		30,861,550
Health care equipment & supplies: 0.63%
Boston Scientific Corp.†	90,000	9,666,900
Pharmaceuticals: 0.15%
Eli Lilly & Co.	3,000	2,338,590
Industrials: 22.67%
Aerospace & defense: 5.10%
ATI, Inc.†	250,000	21,585,000
Curtiss-Wright Corp.	93,000	45,435,150
HEICO Corp.	35,000	11,480,000
		78,500,150
Commercial services & supplies: 2.65%
Cintas Corp.	90,000	20,058,300
Clean Harbors, Inc.†	90,000	20,806,200
		40,864,500
Construction & engineering: 0.62%
Dycom Industries, Inc.†	8,000	1,955,120
Quanta Services, Inc.	20,000	7,561,600
		9,516,720
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Electrical equipment: 6.82%
AMETEK, Inc.	145,000	$26,239,200
Eaton Corp. PLC	45,000	16,064,550
Emerson Electric Co.	315,000	41,998,950
Regal Rexnord Corp.	55,000	7,972,800
Vertiv Holdings Co. Class A	100,000	12,841,000
		105,116,500
Machinery: 4.61%
Crane Co.	15,008	2,849,869
Flowserve Corp.	270,000	14,134,500
IDEX Corp.	10,000	1,755,700
ITT, Inc.	95,000	14,898,850
Oshkosh Corp.	20,000	2,270,800
Parker-Hannifin Corp.	17,000	11,873,990
Timken Co.	320,000	23,216,000
		70,999,709
Professional services: 2.87%
Leidos Holdings, Inc.	280,000	44,172,800
Information technology: 37.54%
Communications equipment: 1.23%
Motorola Solutions, Inc.	45,000	18,920,700
Electronic equipment, instruments & components: 8.97%
Amphenol Corp. Class A	640,000	63,200,000
Crane NXT Co.	90,000	4,851,000
Jabil, Inc.	145,000	31,624,500
Teledyne Technologies, Inc.†	75,000	38,423,250
		138,098,750
IT services: 3.06%
International Business Machines Corp.	160,000	47,164,800
Semiconductors & semiconductor equipment: 19.47%
Advanced Micro Devices, Inc.†	410,000	58,179,000
Broadcom, Inc.	280,000	77,182,000
Marvell Technology, Inc.	560,000	43,344,000
Micron Technology, Inc.	630,000	77,647,500
NVIDIA Corp.	270,000	42,657,300
Synaptics, Inc.†	15,000	972,300
		299,982,100
Software: 4.81%
Adobe, Inc.†	55,000	21,278,400
ANSYS, Inc.†	45,000	15,804,900
Autodesk, Inc.†	45,000	13,930,650
Synopsys, Inc.†	45,000	23,070,600
		74,084,550
See accompanying notes to portfolio of investments
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Shares	Value
Materials: 1.36%
Chemicals: 0.90%
Eastman Chemical Co.	80,000	$5,972,800
Westlake Corp.	105,000	7,972,650
		13,945,450
Containers & packaging: 0.46%
AptarGroup, Inc.	45,000	7,039,350
Real estate: 0.53%
Specialized REITs: 0.53%
Iron Mountain, Inc.	80,000	8,205,600
Utilities: 3.48%
Electric utilities: 0.10%
NRG Energy, Inc.	10,000	1,605,800
Gas utilities: 0.35%
Atmos Energy Corp.	35,000	5,393,850
Independent power and renewable electricity producers: 2.20%
Vistra Corp.	175,000	33,916,750
Multi-utilities: 0.83%
CMS Energy Corp.	160,000	11,084,800
NiSource, Inc.	40,000	1,613,600
		12,698,400
Total common stocks (Cost $790,029,836)		1,278,585,219

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 15.62%
Basic materials: 1.38%
Iron/steel: 1.38%
ATI, Inc.	7.25%	8-15-2030	$6,532,000	6,844,902
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	15,000,000	14,504,462
				21,349,364
Consumer, cyclical: 0.36%
Retail: 0.36%
Genuine Parts Co.	6.88	11-1-2033	5,000,000	5,551,651
Consumer, non-cyclical: 3.91%
Commercial services: 0.68%
AMN Healthcare, Inc.144A	4.00	4-15-2029	1,000,000	927,048
AMN Healthcare, Inc.144A	4.63	10-1-2027	1,000,000	972,715
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,597,224
				10,496,987
Food: 0.91%
Post Holdings, Inc.144A	4.50	9-15-2031	8,435,000	7,829,445
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food(continued)
Post Holdings, Inc.144A	6.25%	2-15-2032	$4,000,000	$4,110,737
Post Holdings, Inc.144A	6.38	3-1-2033	2,000,000	2,018,234
				13,958,416
Healthcare-services: 1.88%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	9,200,000	8,429,899
DaVita, Inc.144A	4.63	6-1-2030	10,550,000	10,108,183
Encompass Health Corp.	4.63	4-1-2031	5,500,000	5,322,508
IQVIA, Inc.144A	6.25	6-1-2032	5,000,000	5,131,091
				28,991,681
Household products/wares: 0.44%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,768,629
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	4,973,263
				6,741,892
Financial: 1.71%
REITs: 1.71%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,766,961
Iron Mountain, Inc.144A	6.25	1-15-2033	5,000,000	5,141,030
SBA Communications Corp.	3.13	2-1-2029	10,000,000	9,444,778
				26,352,769
Industrial: 4.42%
Aerospace/defense: 0.84%
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,830,782
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,141,574
				12,972,356
Electrical components & equipment: 0.20%
WESCO Distribution, Inc.144A	6.38	3-15-2033	3,000,000	3,100,746
Electronics: 0.55%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,494,061
Engineering & construction: 0.62%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,460,407
Environmental control: 1.05%
Clean Harbors, Inc.144A	6.38	2-1-2031	14,500,000	14,855,583
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,293,608
				16,149,191
Machinery-diversified: 0.73%
ESAB Corp.144A	6.25	4-15-2029	11,015,000	11,277,829
See accompanying notes to portfolio of investments
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Packaging & containers: 0.43%
Ball Corp.	2.88%	8-15-2030	$4,000,000	$3,605,939
Sealed Air Corp.144A	5.00	4-15-2029	3,000,000	2,967,315
				6,573,254
Technology: 1.61%
Computers: 0.92%
Gartner, Inc.144A	3.63	6-15-2029	4,350,000	4,135,845
Seagate HDD Cayman	3.13	7-15-2029	1,500,000	1,355,044
Seagate HDD Cayman	4.09	6-1-2029	3,488,000	3,335,610
Seagate HDD Cayman	8.50	7-15-2031	5,000,000	5,365,905
				14,192,404
Semiconductors: 0.69%
Synaptics, Inc.144A	4.00	6-15-2029	11,185,000	10,584,960
Utilities: 2.23%
Electric: 2.23%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	994,526
NRG Energy, Inc.144A	6.25	11-1-2034	14,000,000	14,263,872
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,695,300
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,439,905
				34,393,603
Total corporate bonds and notes (Cost $243,957,279)				240,641,571
Yankee corporate bonds and notes: 0.39%
Basic materials: 0.21%
Chemicals: 0.21%
Methanex Corp.	5.25	12-15-2029	3,293,000	3,253,095
Industrial: 0.18%
Electronics: 0.18%
Sensata Technologies BV144A	4.00	4-15-2029	2,880,000	2,739,113
Total yankee corporate bonds and notes (Cost $6,263,499)				5,992,208

		Yield	Shares
Short-term investments: 0.83%
Investment companies: 0.83%
Allspring Government Money Market Fund Select Class♠∞		4.26	12,736,239	12,736,239
Total short-term investments (Cost $12,736,239)				12,736,239
Total investments in securities (Cost $1,052,986,853)	99.84%			1,537,955,237
Other assets and liabilities, net	0.16			2,481,308
Total net assets	100.00%			$1,540,436,545

See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 5

Portfolio of investments—June 30, 2025 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,654,794	$192,651,515	$(181,570,070)	$0	$0	$12,736,239	12,736,239	$254,553
See accompanying notes to portfolio of investments
6 | Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—June 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$2,426,200	$0	$0	$2,426,200
Energy	223,065,500	0	0	223,065,500
Health care	42,867,040	0	0	42,867,040
Industrials	349,170,379	0	0	349,170,379
Information technology	578,250,900	0	0	578,250,900
Materials	20,984,800	0	0	20,984,800
Real estate	8,205,600	0	0	8,205,600
Utilities	53,614,800	0	0	53,614,800
Corporate bonds and notes	0	240,641,571	0	240,641,571
Yankee corporate bonds and notes	0	5,992,208	0	5,992,208
Short-term investments
Investment companies	12,736,239	0	0	12,736,239
Total assets	$1,291,321,458	$246,633,779	$0	$1,537,955,237
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Diversified Capital Builder Fund | 7